Investments in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2018
Investments in Equity Investees
Schedule of composition of equity investees

	December 31,
	2018	2017
	(in US$’000)
HBYS	60,992	55,308
SHPL	68,812	69,417
NSPL	8,102	19,201
Other	412	311
	138,318	144,237

Summarized balance sheets for significant equity investees

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017
	(in US$’000)
Current assets	116,020	101,570	124,512	129,535	17,320	9,640
Non-current assets	100,353	107,226	98,532	103,477	—	30,000
Current liabilities	(73,974)	(75,787)	(84,357)	(91,665)	(1,117)	(1,239)
Non-current liabilities	(17,302)	(18,748)	(6,909)	(8,616)	—	—
Net assets	125,097	114,261	131,778	132,731	16,203	38,401
Non-controlling interests	(3,113)	(3,645)	—	—	—	—
	121,984	110,616	131,778	132,731	16,203	38,401

Summarized statements of operations for significant equity investees

	Commercial Platform						Innovation Platform
	Consumer Health			Prescription Drugs			Drug R&D
	HBYS(note (a))			SHPL(note (b))			NSPL(note (c))
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(in US$’000)
Revenue	215,838	227,422	224,131	275,649	244,557	222,368	—	—	—
Gross profit	113,137	91,458	89,355	192,939	175,965	158,131	—	—	—
Impairment provision (note (d))	—	—	—	—	—	—	(30,000)	—	—
Interest income	81	220	238	673	757	565	188	—	—
Finance cost	(152)	(117)	(123)	—	—	—	—	—	—
Profit/(loss) before taxation	20,703	24,434	23,759	69,138	66,497	148,144	(38,198)	(9,210)	(8,482)
Income tax expense (note (e))	(4,227)	(3,629)	(3,631)	(9,371)	(10,874)	(27,645)	—	—	—
Net income/(loss)	16,476	20,805	20,128	59,767	55,623	120,499	(38,198)	(9,210)	(8,482)
Non-controlling interests	384	(29)	248	—	—	—	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	16,860	20,776	20,376	59,767	55,623	120,499	(38,198)	(9,210)	(8,482)

Notes:

(a)	HBYS divested its 60% shareholding in Nanyang Baiyunshan Hutchison Whampoa Guanbao Pharmaceutical Company Limited in September 2017 for consideration approximately equal to its carrying value.
(b)	SHPL completed the surrender of their prior manufacturing and factory site in October 2016, which resulted in a US$88.5 million gain on disposal.
(c)	NSPL primarily incurred research and development expenses and an impairment provision in the periods presented.
(d)

On November 19, 2018, NSPL’s Board reviewed the progress of its drug candidates. After due consideration of the timeline and further investments required to complete NSPL’s clinical trials and reach the commercialization stage, it decided to explore alternative strategic options to maximize the economic returns from the drug candidates. NSPL has performed an annual impairment assessment of the recoverability of the related US$30 million intangible asset by comparing its carrying amount to the higher of the asset’s value-in-use or its fair value less costs to sell. In preparing its assessment, although NSPL has been in the process of identifying potential buyers or collaboration partners to maximize its economics returns from the drug candidates, there is no certainty of an available market or that a suitable buyer or partner can be readily identified. Accordingly, NSPL has recorded a full impairment provision. The Company’s attributable portion was US$15 million.

(e)

The main entities within the HBYS and SHPL  groups have been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entities were eligible to use a preferential income tax rate of 15% for the years ended December 31, 2018, 2017 and 2016.

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees

	Commercial Platform						Innovation Platform(note)
	Consumer Health			Prescription Drugs			Drug R&D
	HBYS			SHPL			NSPL
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(in US$’000)
Opening net assets after non-controlling interests as at January 1	110,616	127,072	121,523	132,731	150,134	93,263	38,401	33,611	18,093
Net income/(loss) attributable to the shareholders of equity investee	16,860	20,776	20,376	59,767	55,623	120,499	(38,198)	(9,210)	(8,482)
Dividends declared	—	(45,128)	(6,000)	(54,923)	(81,299)	(55,057)	—	—	—
Other comprehensive (loss)/income	(5,492)	7,896	(8,827)	(5,797)	8,273	(8,571)	—	—	—
Investments	—	—	—	—	—	—	16,000	14,000	10,000
Capitalization of loans	—	—	—	—	—	—	—	—	14,000
Closing net assets after non-controlling interests as at December 31	121,984	110,616	127,072	131,778	132,731	150,134	16,203	38,401	33,611
Group’s share of net assets	60,992	55,308	63,536	65,889	66,365	75,067	8,102	19,201	16,806
Goodwill	—	—	—	2,923	3,052	2,872	—	—	—
Carrying amount of investments as at December 31	60,992	55,308	63,536	68,812	69,417	77,939	8,102	19,201	16,806

Note: The Innovation Platform includes other immaterial equity investees. As at December 31, 2018, 2017 and 2016, the aggregate carrying amount of investments in NSPL and other immaterial equity investees was approximately US$8,514,000,  US$19,512,000 and US$17,031,000 respectively.

Schedule of equity investees future aggregate minimum payments under non-cancellable operating leases

December 31,
2018
(in US$’000)
Not later than 1 year	1,495
Between 1 to 2 years	665
Between 2 to 3 years	249
Between 3 to 4 years	59
Between 4 to 5 years	5
Total minimum lease payments	2,473

Schedule of equity investees capital commitments

December 31,
2018
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,359